Trade Receivables - Summary of Provision for Impairment of Trade Receivables (Detail) - Trade receivables [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [Line Items]
At beginning of year	¥ 76	¥ 93
Impairment losses, net (note 10)	15	(6)
Amount written off as uncollectible	(5)	(4)
Disposal of a subsidiary	0	(7)
At end of year	¥ 86	¥ 76